17. Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxes
Beginning balance	$ (372)	$ 2,026
Recognized in the statement of income for the period	1,743	(2,798)
Recognized in the statement of income of discontinued operation		(612)
Recognized in shareholders' equity	5,564	1,617
Cumulative translation adjustment	(623)	58
Use of tax credits	(60)	(329)
Transfers to held for sale	4	(276)
Others		(58)
Ending balance	6,256	(372)
Deferred tax assets	6,451	1,388
Deferred tax liabilities	$ (195)	$ (1,760)